Income Taxes - Deferred Tax Asset Valuation Allowances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Valuation Allowance	$ (138)	$ (88)
General business Credits
Valuation Allowance [Line Items]
General business Credits	274
Valuation Allowance	0
NOLs - Non-U.S.
Valuation Allowance [Line Items]
NOLs - Non-U.S.	55
Valuation Allowance	(41)
Other Carryforwards
Valuation Allowance [Line Items]
Other Carryforwards	88
Valuation Allowance	(88)
NOLs - State
Valuation Allowance [Line Items]
NOLs - State	11
Valuation Allowance	$ (9)